Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Loss Per Share
10.
LOSS PER SHARE

Basic earnings per share, which excludes dilution, is computed by dividing net income or loss attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share-based awards is calculated by applying the treasury stock method.

The following table shows the computation of basic and diluted earnings per share for the three months ended September 30, 2023 and 2022:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
Numerator:
Net income (loss) attributable to the Company	$(4,883,645)	$163,631
Denominator:
Weighted average common shares outstanding - Basic	57,497,385	52,569,481
Dilutive effect of stock options and warrants	—	23,938,419
Weighted average common shares outstanding - Diluted	57,497,385	76,507,900
Basic loss per share	$(0.08)	$0.00
Diluted loss per share	$(0.08)	$0.00

The following table shows the computation of basic and diluted earnings per share for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Numerator:
Net income (loss) attributable to the Company	$(18,426,371)	$(11,381,523)
Denominator:
Weighted average common shares outstanding - Basic	56,292,992	51,776,833
Dilutive effect of stock options and warrants	—	—
Weighted average common shares outstanding - Diluted	56,292,992	51,776,833
Basic loss per share	$(0.33)	$(0.22)
Diluted loss per share	$(0.33)	$(0.22)

There were 22,376,020 warrants, 470,668 options, and 5,073,932 RSUs outstanding at September 30, 2023 and 19,645,521 warrants, 870,668 options and 3,422,500 RSUs outstanding at September 30, 2022 that were excluded from the calculation of diluted EPS. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the three and nine months ended September 30, 2023 and 2022, as inclusion would have an anti-dilutive effect.

15.
LOSS PER SHARE

Basic earnings per share, which excludes dilution, is computed by dividing Net Income available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. The number of incremental shares from the assumed issuance of shares relating to share based awards is calculated by applying the treasury stock method.

The following table shows the computation of basic and diluted earnings per share:

	December 31, 2022	December 31, 2021
Numerator:
Net income (loss)	$(15,820,997)	$(19,818,513)
Denominator:
Weighted average common shares outstanding - Basic	52,074,647	46,185,089
Dilutive effect of stock options, RSUs and warrants	—	—
Weighted average common shares outstanding - Diluted	52,074,647	46,185,089
Basic loss per share	$(0.30)	$(0.43)
Diluted loss per share	$(0.30)	$(0.43)

(5)
There were 19,633,911 warrants, 820,668 options, and 3,293,337 RSUs outstanding at December 31, 2022 and There were 17,631,350 warrants, 920,668 options, and 2,067,500 RSUs outstanding at December 31, 2021. The Company excluded the warrants, options and RSUs from the calculation of diluted EPS for the years ended December 31, 2022 and 2021 as inclusion would have an anti-dilutive effect.